Exhibit 99.1

SLM Student Loan Trust 2011-1 Monthly Servicing Report
Distribution Date	11/26/2012
Collection Period	10/01/2012 - 10/31/2012

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		03/03/2011	09/30/2012	10/31/2012
	Principal Balance		$752,091,553.60	$663,504,653.61	$657,762,874.24
	Interest to be Capitalized Balance		7,178,868.62	4,841,636.20	5,054,897.17

	Pool Balance		$759,270,422.22	$668,346,289.81	$662,817,771.41
	Capitalized Interest Account Balance		$65,100,000.00	$61,000,000.00	$61,000,000.00
	Specified Reserve Account Balance		1,931,510.00	1,670,865.72	1,657,044.43

	Adjusted Pool (1)		$826,301,932.22	$731,017,155.53	$725,474,815.84
	Weighted Average Coupon (WAC)		5.64%	5.69%	5.69%
	Number of Loans		62,997	56,343	55,928
	Aggregate Outstanding Principal Balance - Tbill			$793,221.02	$790,978.63
	Aggregate Outstanding Principal Balance - LIBOR			$667,553,068.79	$662,026,792.78
	Pool Factor			0.865056804	0.857901108
	Since Issued Constant Prepayment Rate			3.75%	3.81%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	10/25/2012		11/26/2012
	A1	83149VAA7	$474,321,155.53		$468,778,815.84
	A2	83149VAB5	$200,000,000.00		$200,000,000.00
	B	83149VAC3	$24,370,000.00		$24,370,000.00

C	Account Balances		10/25/2012		11/26/2012
	Reserve Account Balance		$1,670,865.72		$1,657,044.43
	Capitalized Interest Account Balance		$61,000,000.00		$61,000,000.00
	Floor Income Rebate Account		$2,304,217.70		$3,470,867.15
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		10/25/2012		11/26/2012
	Adjusted Pool Balance + Supplemental Loan Purchase		$731,017,155.53		$725,474,815.84
	Total Notes		$698,691,155.53		$693,148,815.84
	Difference		$32,326,000.00		$32,326,000.00
	Parity Ratio		1.04627		1.04664

Page 2 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

II. Trust Activity 10/01/2012 through		10/31/2012

A	Student Loan Principal Receipts
	Borrower Principal	4,572,450.11
	Guarantor Principal	1,138,900.33
	Consolidation Activity Principal	433,290.73
	Seller Principal Reimbursement	382,451.50
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$6,527,092.67

B	Student Loan Interest Receipts
	Borrower Interest	1,801,274.18
	Guarantor Interest	57,615.19
	Consolidation Activity Interest	4,366.29
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	4,473.46
	Servicer Interest Reimbursement	571.85
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	19,862.27

	Total Interest Receipts	$1,888,163.24

C	Reserves in Excess of Requirement	$13,821.29

D	Investment Income	$8,463.22

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(582,998.91)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,166,649.45)

M	AVAILABLE FUNDS	$6,687,892.06

N	Non-Cash Principal Activity During Collection Period	$(785,313.30)

O	Non-Reimbursable Losses During Collection Period	$20,031.86

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

III. 2011-1	Portfolio Characteristics

	10/31/2012				09/30/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.71%	4,749	$63,666,868.83	9.679%	5.72%	4,824	$64,585,040.47	9.734%
REPAYMENT: CURRENT	5.57%	43,117	$446,106,998.74	67.822%	5.58%	43,446	$452,602,060.13	68.214%
31-60 DAYS DELINQUENT	6.03%	1,527	$22,238,728.03	3.381%	6.07%	1,526	$21,815,177.49	3.288%
61-90 DAYS DELINQUENT	5.95%	744	$10,824,010.85	1.646%	5.85%	796	$12,187,690.61	1.837%
91-120 DAYS DELINQUENT	5.90%	483	$7,915,690.73	1.203%	5.89%	492	$7,252,694.38	1.093%
> 120 DAYS DELINQUENT	5.91%	1,372	$20,259,383.71	3.080%	5.96%	1,302	$19,702,184.61	2.969%
FORBEARANCE	6.11%	3,720	$83,272,174.47	12.660%	6.06%	3,750	$82,373,283.74	12.415%
CLAIMS IN PROCESS	5.87%	215	$3,454,808.82	0.525%	5.81%	203	$2,950,419.02	0.445%
AGED CLAIMS REJECTED	6.13%	1	$24,210.06	0.004%	4.38%	4	$36,103.16	0.005%

TOTAL		55,928	$657,762,874.24	100.00%		56,343	$663,504,653.61	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

IV. 2011-1 Portfolio Characteristics (cont’d)

	10/31/2012	09/30/2012
Pool Balance	$662,817,771.41	$668,346,289.81
Total # Loans	55,928	56,343
Total # Borrowers	32,924	33,170
Weighted Average Coupon	5.69%	5.69%
Weighted Average Remaining Term	202.28	203.01
Non-Reimbursable Losses	$20,031.86	$35,403.54
Cumulative Non-Reimbursable Losses	$452,006.73	$431,974.87
Since Issued Constant Prepayment Rate (CPR)	3.81%	3.75%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Borrower Interest Accrued	$2,899,503.09	$2,820,808.69
Interest Subsidy Payments Accrued	$165,725.63	$165,410.07
Special Allowance Payments Accrued	$440.24	$415.27

Page 5 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

V. 2011-1 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.69%	55,928	657,762,874.24	100.000%

Total	5.69%	55,928	$657,762,874.24	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.69%	55,928	657,762,874.24	100.000%

Total	5.69%	55,928	$657,762,874.24	100.000%

*Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

VI. 2011-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$6,687,892.06

A	Primary Servicing Fee	$139,695.75	$6,548,196.31

B	Administration Fee	$6,667.00	$6,541,529.31

C	Class A Noteholders’ Interest Distribution Amount	$549,979.08	$5,991,550.23

D	Class B Noteholders’ Interest Distribution Amount	$24,060.23	$5,967,490.00

E	Reserve Account Reinstatement	$-	$5,967,490.00

F	Class A Noteholders’ Principal Distribution Amount	$5,542,339.69	$425,150.31

G	Class B Noteholders’ Principal Distribution Amount	$-	$425,150.31

H	Unpaid Expenses of The Trustees	$-	$425,150.31

I	Carryover Servicing Fee	$-	$425,150.31

J	Remaining Amounts to the Noteholders after the first auction date	$-	$425,150.31

K	Excess Distribution Certificateholder	$425,150.31	$-

	Waterfall Triggers

A	Student Loan Principal Outstanding	$657,762,874.24

B	Interest to be Capitalized	$5,054,897.17

C	Capitalized Interest Account Balance	$61,000,000.00

D	Reserve Account Balance (after any reinstatement)	$1,657,044.43

E	Less: Specified Reserve Account Balance	$(1,657,044.43)

F	Total	$723,817,771.41

G	Class A Notes Outstanding (after application of available funds)	$668,778,815.84

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

VII. 2011-1 Distributions
Distribution Amounts
	A1	A2	B

Cusip/Isin	83149VAA7	83149VAB5	83149VAC3
Beginning Balance	$474,321,155.53	$200,000,000.00	$24,370,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.52%	1.15%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	10/25/2012	10/25/2012	10/25/2012
Accrual Period End	11/26/2012	11/26/2012	11/26/2012
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	0.73070%	1.36070%	1.11070%
Accrued Interest Factor	0.000649511	0.001209511	0.000987289
Current Interest Due	$308,076.86	$241,902.22	$24,060.23
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$308,076.86	$241,902.22	$24,060.23
Interest Paid	$308,076.86	$241,902.22	$24,060.23
Interest Shortfall	$-	$-	$-
Principal Paid	$5,542,339.69	$-	$-
Ending Principal Balance	$468,778,815.84	$200,000,000.00	$24,370,000.00
Paydown Factor	0.009426116	0.000000000	0.000000000
Ending Balance Factor	0.797274070	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

VIII. 2011-1 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$698,691,155.53
	Adjusted Pool Balance	$725,474,815.84
	Overcollateralization Amount	$32,326,000.00
	Principal Distribution Amount	$5,542,339.69
	Principal Distribution Amount Paid	$5,542,339.69
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,670,865.72
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,670,865.72
	Required Reserve Acct Balance	$1,657,044.43
	Release to Collection Account	$13,821.29
	Ending Reserve Account Balance	$1,657,044.43
C	Capitalized Interest Account
	Beginning Period Balance	$61,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$61,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$2,304,217.70
	Deposits for the Period	$1,166,649.45
	Release to Collection Account	$-
	Ending Balance	$3,470,867.15
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012

IX. 2011-1 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$31,608,270.95	$35,782,768.56	$232,394,975.82	$299,786,015.33
Unsubsidized Consolidation Loans	$34,011,459.52	$50,832,516.14	$278,187,780.42	$363,031,756.08
Total	$65,619,730.47	$86,615,284.70	$510,582,756.24	$662,817,771.41

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	231	256	172	188
Unsubsidized Consolidation Loans	255	283	196	214
Total	243	272	185	202

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.621%	5.977%	5.492%	5.563%
Unsubsidized Consolidation Loans	5.791%	6.200%	5.732%	5.803%
Total	5.709%	6.108%	5.623%	5.695%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.452%	2.358%	2.501%	2.479%
Unsubsidized Consolidation Loans	2.417%	2.304%	2.472%	2.443%
Total	2.434%	2.326%	2.485%	2.459%

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 10/01/2012 - 10/31/2012, Distribution Date 11/26/2012